Exhibit 99.08

LOANUID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	6000046791		XXXX	[redacted]	[redacted]	[redacted]	0NNNNNNNNNNN	[redacted]	[redacted]